Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2020
Contractual obligations
Schedule of changes in the contractual obligations

	2020	2019
Balance at the beginning of the year	180,522	199,637
Revenues recognition upon ore delivery	(28,492)	(25,660)
Remeasurement of revenues based on new reserves (i)	7,813	—
Accretion for the year	6,182	6,545
Balance at the end of year	166,025	180,522
Current	27,132	26,351
Non-current	138,893	154,171
(i)

As of December 31, 2020, the Company recognized a retroactive adjustment in its silver streaming revenues given new reserves identified in Cerro Lindo since according to its accounting policy, changes in life of mine are a variable consideration.